CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2024	Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 1,973			$ 4,595		$ 8,259
Restricted cash	50			25		25
Short term deposits				0		507
Prepaid expenses	944			335		6
Other current assets	80			24		42
TOTAL CURRENT ASSETS	3,047			4,979		8,839
NON-CURRENT ASSETS:
Restricted cash	0			25		25
Long-term deposit	5			5		5
Property and equipment, net	35			49		159
Operating lease right-of-use asset	0			198		305
TOTAL NON-CURRENT ASSETS	40			277		494
TOTAL ASSETS	3,087			5,256		9,333
CURRENT LIABILITIES:
Trade payables	799			319		240
Current maturities of operating lease liability	0			112		115
Warrants to preferred shares	0			200		3
Employee related obligations	687			207		253
Accrued expenses	1,858			1,358		999
Private warrants to purchase ordinary shares	10			0
Underwriters Promissory Note	229			0
TOTAL CURRENT LIABILITIES	3,583			2,196		1,610
NON-CURRENT LIABILITIES:
Long-term operating lease liability	0			59		156
Underwriters Promissory Note	977			0
Promissory note - related party	3,106			0
TOTAL NON-CURRENT LIABILITIES	4,083			59		156
TOTAL LIABILITIES	7,666			2,255		1,766
COMMITMENTS AND CONTINGENT LIABILITIES
CAPITAL DEFICIENCY:
Ordinary shares, value	1				[1]		[1]
TOTAL REDEEMABLE CONVERTIBLE PREFERRED SHARES	0			15,057		14,646
Additional paid-in capital	37,003			11,335		11,204
Accumulated deficit	(41,583)			(26,811)		(21,869)
TOTAL CAPITAL DEFICIENCY	(4,579)			(15,476)		(10,665)
TOTAL REDEEMABLE CONVERTIBLE PREFERRED SHARES AND CONTINGENTLY REDEEMABLE NON-CONTROLLING INTERESTS, NET OF CAPITAL DEFICIENCY	(4,579)	$ 153		3,001		7,567
CONTINGENTLY REDEEMABLE NON-CONTROLLING INTERESTS	0			3,420		3,586
TOTAL REDEEMABLE CONVERTIBLE PREFERRED SHARES AND CONTINGENTLY REDEEMABLE NON-CONTROLLING INTERESTS	0			18,477		18,232
TOTAL LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED SHARES AND NON-CONTROLLING INTEREST NET OF CAPITAL DEFICIENCY	$ 3,087			5,256		9,333
MORINGA ACQUISITION CORP
CURRENT ASSETS:
Cash and cash equivalents		17,880		108,278		59,714
Investments held in Trust Account		5,924,118		5,697,632		116,692,038
Prepaid expenses		24,808		28,305		43,853
NON-CURRENT ASSETS:
TOTAL ASSETS		5,966,806		5,834,215		116,795,605
CURRENT LIABILITIES:
Accrued expenses		55,191		115,560		86,688
Related party		3,346,000		2,861,000		1,190,000
Private warrant liability		27,284		8,531		29,640
NON-CURRENT LIABILITIES:
TOTAL LIABILITIES		3,428,475		2,985,091		1,306,328
COMMITMENTS AND CONTINGENT LIABILITIES		0		0		0
CAPITAL DEFICIENCY:
Preferred Shares, value		0		0		0
Additional paid-in capital				0		0
Accumulated deficit		(3,386,123)		(2,848,844)		(1,203,097)
TOTAL CAPITAL DEFICIENCY		(3,385,787)		(2,848,508)		(1,202,761)
TOTAL REDEEMABLE CONVERTIBLE PREFERRED SHARES AND CONTINGENTLY REDEEMABLE NON-CONTROLLING INTERESTS, NET OF CAPITAL DEFICIENCY		(3,385,787)		(2,848,508)		(1,202,761)
TOTAL LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED SHARES AND NON-CONTROLLING INTEREST NET OF CAPITAL DEFICIENCY		5,966,806		5,834,215		116,795,605
MORINGA ACQUISITION CORP | Class A Ordinary Shares
REDEEMABLE CONVERTIBLE PREFERRED SHARES AND NON-CONTROLLING INTERESTS:
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION		5,924,118		5,697,632		116,692,038
CAPITAL DEFICIENCY:
Ordinary shares, value		336		336		48
MORINGA ACQUISITION CORP | Class B Ordinary Shares
CAPITAL DEFICIENCY:
Ordinary shares, value			[2]		[2]	$ 288

[1]	Represents an amount less than $1
[2]	Less than one US dollar